Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
As a rate regulated utility company, the Company recovers income taxes from its ratepayers based on estimated current income tax expense in respect of its regulated business. The amounts of deferred income taxes related to regulated operations which are considered to be more likely-than-not to be recoverable from, or refundable to, ratepayers in future periods are recognized as deferred income tax regulatory assets or liabilities, with an offset to deferred income tax recovery or expense, respectively. The Company’s consolidated tax expense or recovery for the period includes all current and deferred income tax expenses for the period net of the regulated accounting offset to deferred income tax expense arising from temporary differences to be recovered from, or refunded to, customers in future rates. Thus, the Company’s income tax expense or recovery differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate.
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2021	2020
Income before income tax expense	1,151	1,011
Income tax expense at statutory rate of 26.5% (2020 - 26.5%)	305	268

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(81)	(102)
Impact of tax deductions from deferred tax asset sharing[1]	(38)	(41)
Impact of tax recovery from deferred tax asset sharing[2]	47	—
Overheads capitalized for accounting but deducted for tax purposes	(22)	(21)
Interest capitalized for accounting but deducted for tax purposes	(16)	(13)
Environmental expenditures	(8)	(6)
Pension and post-retirement benefit contributions in excess of pension expense	(9)	(4)
Net temporary differences attributable to regulated business	(127)	(187)
Net permanent differences	—	1
Recognition of deferred income tax regulatory asset (Note 13)	—	(867)
Total income tax expense (recovery)	178	(785)

Effective income tax rate	15.5%	(77.6%)
[1] Prior to the ODC Decision, the impact represents tax deductions from deferred asset tax sharing given to ratepayers as previously mandated by the OEB. Subsequent to the ODC Decision, and pursuant to the DTA Implementation Decision, the impact represents the additional amounts shared in respect of the fiscal period that is recoverable from ratepayers. See Note 13 - Regulatory Assets and Liabilities.
[2] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 13 – Regulatory Assets and Liabilities.
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2021	2020
Current income tax expense	30	29
Deferred income tax expense (recovery)	148	(814)
Total income tax expense (recovery)	178	(785)
Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities reflect the future tax consequences attributable to temporary differences between the tax bases and the financial statement carrying amounts of the assets and liabilities including the carry forward amounts of tax losses and tax credits. Deferred income tax assets and liabilities attributable to the Company’s regulated business are recognized with a corresponding offset in deferred income tax regulatory assets and liabilities to reflect the anticipated recovery or repayment of these balances in the future electricity rates. At December 31, 2021 and 2020, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2021	2020
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	659	685
Pension obligations	257	607
Non-capital losses	265	323
Non-depreciable capital property	273	271
Tax credit carryforwards	148	119
Investment in subsidiaries	99	100
Environmental expenditures	44	48
	1,745	2,153
Less: valuation allowance	(378)	(380)
Total deferred income tax assets	1,367	1,773

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,304	976
Regulatory assets and liabilities	308	728
Other	4	1
Total deferred income tax liabilities	1,616	1,705

Net deferred income tax assets (liabilities)	(249)	68
The net deferred income tax assets are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2021	2020
Long-term:
Deferred income tax assets	118	124
Deferred income tax liabilities	(367)	(56)
Net deferred income tax assets (liabilities)	(249)	68
The valuation allowance for deferred tax assets as at December 31, 2021 was $378 million (2020 - $380 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2021 and 2020, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2021	2020
2035	1	171
2036	483	552
2037	172	172
2038	95	95
2039	199	200
2040	18	27
2041	29	—
Total losses	997	1,217